Debt With Related Parties - Disclosure of Key Management Personnel Compensation (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Key management personnel compensation, share-based payments		$ 418,943	$ 334,493	$ 250,375
Key management personnel compensation, short-term employee benefits		77,575	122,370	98,137
Key management personnel compensation, other bonuses	[1]	148,189	58,620	51,150
Key management personnel compensation, deferred bonus				11,787
Key management personnel compensation, Total		$ 644,707	$ 515,483	$ 411,449

[1]	The outstanding amount payable of these bonuses as of December 31, 2024 and 2023 is Ps.58,702 and Ps.35,269, respectively. (See Note 13).